AMENDMENTS TO PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
AMENDMENTS TO PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Text Block]

14. AMENDMENTS TO PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has amended the previously issued consolidated financial statements for the year ended December 31, 2025 to expand disclosures in response to comments provided to the Company by Staff at the Corporation Finance Division of the SEC.

Amendments include:

  Note 3 - Summary of Significant Accounting Policies, addition of paragraph (w) for disclosures regarding segment reporting;
  Note 4 - Property, Plant, and Equipment, addition of disclosure regarding the ownership and accounting recognition of the Company's F-104 aircrafts acquired in 2022; and,
  Note 12 - Correction of Immaterial Errors, addition of tabular presentation to disclose effect of correction on each financial statement line item for prior interim period presented, showing the amounts as previously reported, the amount of correction, and the amount as corrected.